License Rights (Details)	12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Licensing Rights CNY	Dec. 31, 2010 Licensing Rights CNY	Dec. 31, 2009 Licensing Rights CNY	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet games Y	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Mar. 31, 2012 World of Warcraft License Agreement Blizzard	Apr. 30, 2009 World of Warcraft License Agreement Blizzard USD ($) Y	Apr. 30, 2009 World of Warcraft License Agreement Blizzard CNY	Dec. 31, 2011 License rights other than World of Warcraft CNY
License Rights
Number of personal computer strategy games agreed to be licensed							3
Term of license (in years)							3						3	3
Extension in license term (in years)							1 year					3 years
Percentage of impaired assets included in provision	100.00%	100.00%
Payment of license fee to Blizzard	$ 6,244,000	39,300,000	204,819,000					$ 6,000,000	39,300,000	$ 4,000,000	27,500,000		$ 30,000,000	204,800,000
Foregoing license rights
License rights, gross				271,582,000	232,283,000
Accumulated amortization				(172,304,000)	(87,646,000)
Impairment provision for license rights	(7,994,000)	(50,316,000)													(50,316,000)
License use rights, net				48,962,000	144,637,000
Total amortization expense				84,700,000	68,200,000	19,400,000
Estimated amortization expense for the future fiscal years
2012				48,962,000